Shareholder Report, Holdings (Details)	Jun. 30, 2024
U.S. Government Securities Fund (Class 1A) | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.12%
U.S. Government Securities Fund (Class 1A) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.36%
U.S. Government Securities Fund (Class 1A) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
U.S. Government Securities Fund (Class 1A) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
U.S. Government Securities Fund (Class 1A) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
U.S. Government Securities Fund (Class 1) | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.12%
U.S. Government Securities Fund (Class 1) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.36%
U.S. Government Securities Fund (Class 1) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
U.S. Government Securities Fund (Class 1) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
U.S. Government Securities Fund (Class 1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Ultra-Short Bond Fund (Class 4) | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.14%
Ultra-Short Bond Fund (Class 4) | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Ultra-Short Bond Fund (Class 4) | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Ultra-Short Bond Fund (Class 4) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Ultra-Short Bond Fund (Class 3) | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.14%
Ultra-Short Bond Fund (Class 3) | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Ultra-Short Bond Fund (Class 3) | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Ultra-Short Bond Fund (Class 3) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Ultra-Short Bond Fund (Class 2) | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.14%
Ultra-Short Bond Fund (Class 2) | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Ultra-Short Bond Fund (Class 2) | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Ultra-Short Bond Fund (Class 2) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Ultra-Short Bond Fund (Class 1A) | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.14%
Ultra-Short Bond Fund (Class 1A) | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Ultra-Short Bond Fund (Class 1A) | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Ultra-Short Bond Fund (Class 1A) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Ultra-Short Bond Fund (Class 1) | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.14%
Ultra-Short Bond Fund (Class 1) | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Ultra-Short Bond Fund (Class 1) | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Ultra-Short Bond Fund (Class 1) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
American Funds Mortgage Fund (Class 4) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
American Funds Mortgage Fund (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[1]
American Funds Mortgage Fund (Class 4) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.85%
American Funds Mortgage Fund (Class 4) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Mortgage Fund (Class 2) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
American Funds Mortgage Fund (Class 2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[1]
American Funds Mortgage Fund (Class 2) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.85%
American Funds Mortgage Fund (Class 2) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Mortgage Fund (Class 1A) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
American Funds Mortgage Fund (Class 1A) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[1]
American Funds Mortgage Fund (Class 1A) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.85%
American Funds Mortgage Fund (Class 1A) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Mortgage Fund (Class 1) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
American Funds Mortgage Fund (Class 1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[1]
American Funds Mortgage Fund (Class 1) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.85%
American Funds Mortgage Fund (Class 1) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American High-Income Trust (Class 4) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[1]
American High-Income Trust (Class 4) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
American High-Income Trust (Class 4) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.63%
American High-Income Trust (Class 4) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American High-Income Trust (Class 4) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
American High-Income Trust (Class 4) | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
American High-Income Trust (Class 4) | Rights & warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American High-Income Trust (Class 4) | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American High-Income Trust (Class 3) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust (Class 3) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[1]
American High-Income Trust (Class 3) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
American High-Income Trust (Class 3) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.63%
American High-Income Trust (Class 3) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American High-Income Trust (Class 3) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
American High-Income Trust (Class 3) | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
American High-Income Trust (Class 3) | Rights & warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American High-Income Trust (Class 3) | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American High-Income Trust (Class 2) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust (Class 2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[1]
American High-Income Trust (Class 2) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
American High-Income Trust (Class 2) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.63%
American High-Income Trust (Class 2) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American High-Income Trust (Class 2) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
American High-Income Trust (Class 2) | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
American High-Income Trust (Class 2) | Rights & warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American High-Income Trust (Class 2) | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American High-Income Trust (Class 1A) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust (Class 1A) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[1]
American High-Income Trust (Class 1A) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
American High-Income Trust (Class 1A) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.63%
American High-Income Trust (Class 1A) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American High-Income Trust (Class 1A) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
American High-Income Trust (Class 1A) | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
American High-Income Trust (Class 1A) | Rights & warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American High-Income Trust (Class 1A) | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American High-Income Trust (Class 1) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust (Class 1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[1]
American High-Income Trust (Class 1) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
American High-Income Trust (Class 1) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.63%
American High-Income Trust (Class 1) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American High-Income Trust (Class 1) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
American High-Income Trust (Class 1) | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
American High-Income Trust (Class 1) | Rights & warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American High-Income Trust (Class 1) | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund (Class 4) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Capital World Bond Fund (Class 4) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Capital World Bond Fund (Class 4) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Capital World Bond Fund (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%	[1]
Capital World Bond Fund (Class 4) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.86%
Capital World Bond Fund (Class 4) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Capital World Bond Fund (Class 4) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.99%
Capital World Bond Fund (Class 4) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.25%
Capital World Bond Fund (Class 4) | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund (Class 4) | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Capital World Bond Fund (Class 4) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Capital World Bond Fund (Class 2) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Capital World Bond Fund (Class 2) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Capital World Bond Fund (Class 2) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Capital World Bond Fund (Class 2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%	[1]
Capital World Bond Fund (Class 2) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.86%
Capital World Bond Fund (Class 2) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Capital World Bond Fund (Class 2) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.99%
Capital World Bond Fund (Class 2) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.25%
Capital World Bond Fund (Class 2) | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund (Class 2) | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Capital World Bond Fund (Class 2) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Capital World Bond Fund (Class 1A) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Capital World Bond Fund (Class 1A) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Capital World Bond Fund (Class 1A) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Capital World Bond Fund (Class 1A) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%	[1]
Capital World Bond Fund (Class 1A) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.86%
Capital World Bond Fund (Class 1A) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Capital World Bond Fund (Class 1A) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.99%
Capital World Bond Fund (Class 1A) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.25%
Capital World Bond Fund (Class 1A) | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund (Class 1A) | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Capital World Bond Fund (Class 1A) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Capital World Bond Fund (Class 1) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Capital World Bond Fund (Class 1) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Capital World Bond Fund (Class 1) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Capital World Bond Fund (Class 1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%	[1]
Capital World Bond Fund (Class 1) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.86%
Capital World Bond Fund (Class 1) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Capital World Bond Fund (Class 1) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.99%
Capital World Bond Fund (Class 1) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.25%
Capital World Bond Fund (Class 1) | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Capital World Bond Fund (Class 1) | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Capital World Bond Fund (Class 1) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
The Bond Fund of America (Class 4) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
The Bond Fund of America (Class 4) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The Bond Fund of America (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
The Bond Fund of America (Class 4) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.39%
The Bond Fund of America (Class 4) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
The Bond Fund of America (Class 4) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.52%
The Bond Fund of America (Class 4) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America (Class 4) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America (Class 4) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
The Bond Fund of America (Class 2) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
The Bond Fund of America (Class 2) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The Bond Fund of America (Class 2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
The Bond Fund of America (Class 2) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.39%
The Bond Fund of America (Class 2) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
The Bond Fund of America (Class 2) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.52%
The Bond Fund of America (Class 2) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America (Class 2) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America (Class 2) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
The Bond Fund of America (Class 1A) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
The Bond Fund of America (Class 1A) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The Bond Fund of America (Class 1A) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
The Bond Fund of America (Class 1A) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.39%
The Bond Fund of America (Class 1A) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
The Bond Fund of America (Class 1A) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.52%
The Bond Fund of America (Class 1A) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America (Class 1A) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America (Class 1A) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
The Bond Fund of America (Class 1) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
The Bond Fund of America (Class 1) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
The Bond Fund of America (Class 1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
The Bond Fund of America (Class 1) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.39%
The Bond Fund of America (Class 1) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
The Bond Fund of America (Class 1) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.52%
The Bond Fund of America (Class 1) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
The Bond Fund of America (Class 1) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America (Class 1) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
American Funds Global Balanced Fund (Class 4) | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
American Funds Global Balanced Fund (Class 4) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[1]
American Funds Global Balanced Fund (Class 4) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American Funds Global Balanced Fund (Class 4) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
American Funds Global Balanced Fund (Class 4) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.95%
American Funds Global Balanced Fund (Class 4) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.24%
American Funds Global Balanced Fund (Class 4) | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
American Funds Global Balanced Fund (Class 4) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund (Class 4) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Global Balanced Fund (Class 2) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund (Class 2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[1]
American Funds Global Balanced Fund (Class 2) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
American Funds Global Balanced Fund (Class 2) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American Funds Global Balanced Fund (Class 2) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
American Funds Global Balanced Fund (Class 2) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.95%
American Funds Global Balanced Fund (Class 2) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.24%
American Funds Global Balanced Fund (Class 2) | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
American Funds Global Balanced Fund (Class 2) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund (Class 2) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Global Balanced Fund (Class 1A) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund (Class 1A) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[1]
American Funds Global Balanced Fund (Class 1A) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
American Funds Global Balanced Fund (Class 1A) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American Funds Global Balanced Fund (Class 1A) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
American Funds Global Balanced Fund (Class 1A) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.95%
American Funds Global Balanced Fund (Class 1A) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.24%
American Funds Global Balanced Fund (Class 1A) | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
American Funds Global Balanced Fund (Class 1A) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund (Class 1A) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds Global Balanced Fund (Class 1) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund (Class 1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[1]
American Funds Global Balanced Fund (Class 1) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
American Funds Global Balanced Fund (Class 1) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
American Funds Global Balanced Fund (Class 1) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
American Funds Global Balanced Fund (Class 1) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.95%
American Funds Global Balanced Fund (Class 1) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.24%
American Funds Global Balanced Fund (Class 1) | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
American Funds Global Balanced Fund (Class 1) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds Global Balanced Fund (Class 1) | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Asset Allocation Fund (Class 4) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Asset Allocation Fund (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Asset Allocation Fund (Class 4) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
Asset Allocation Fund (Class 4) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Asset Allocation Fund (Class 4) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Asset Allocation Fund (Class 4) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
Asset Allocation Fund (Class 4) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.26%
Asset Allocation Fund (Class 4) | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Asset Allocation Fund (Class 4) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Asset Allocation Fund (Class 4) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Asset Allocation Fund (Class 3) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Asset Allocation Fund (Class 3) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Asset Allocation Fund (Class 3) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
Asset Allocation Fund (Class 3) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Asset Allocation Fund (Class 3) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Asset Allocation Fund (Class 3) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
Asset Allocation Fund (Class 3) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.26%
Asset Allocation Fund (Class 3) | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Asset Allocation Fund (Class 3) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Asset Allocation Fund (Class 3) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Asset Allocation Fund (Class 2) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Asset Allocation Fund (Class 2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Asset Allocation Fund (Class 2) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
Asset Allocation Fund (Class 2) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Asset Allocation Fund (Class 2) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Asset Allocation Fund (Class 2) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
Asset Allocation Fund (Class 2) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.26%
Asset Allocation Fund (Class 2) | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Asset Allocation Fund (Class 2) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Asset Allocation Fund (Class 2) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Asset Allocation Fund (Class 1A) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Asset Allocation Fund (Class 1A) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Asset Allocation Fund (Class 1A) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
Asset Allocation Fund (Class 1A) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Asset Allocation Fund (Class 1A) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Asset Allocation Fund (Class 1A) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
Asset Allocation Fund (Class 1A) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.26%
Asset Allocation Fund (Class 1A) | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Asset Allocation Fund (Class 1A) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Asset Allocation Fund (Class 1A) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Asset Allocation Fund (Class 1) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Asset Allocation Fund (Class 1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Asset Allocation Fund (Class 1) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
Asset Allocation Fund (Class 1) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Asset Allocation Fund (Class 1) | Corporate bonds notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Asset Allocation Fund (Class 1) | Bonds and notes of governments and government agencies outside the U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
Asset Allocation Fund (Class 1) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.26%
Asset Allocation Fund (Class 1) | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Asset Allocation Fund (Class 1) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Asset Allocation Fund (Class 1) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Capital Income Builder (Class 4) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%
Capital Income Builder (Class 4) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%
Capital Income Builder (Class 4) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Capital Income Builder (Class 4) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
Capital Income Builder (Class 4) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Capital Income Builder (Class 4) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
Capital Income Builder (Class 4) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
Capital Income Builder (Class 4) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%
Capital Income Builder (Class 4) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Capital Income Builder (Class 4) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
Capital Income Builder (Class 4) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[1]
Capital Income Builder (Class 2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%
Capital Income Builder (Class 2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%
Capital Income Builder (Class 2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Capital Income Builder (Class 2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
Capital Income Builder (Class 2) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Capital Income Builder (Class 2) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
Capital Income Builder (Class 2) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
Capital Income Builder (Class 2) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%
Capital Income Builder (Class 2) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Capital Income Builder (Class 2) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
Capital Income Builder (Class 2) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[1]
C000176252 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%
C000176252 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%
C000176252 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000176252 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
C000176252 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000176252 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000176252 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%
C000176252 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000176252 [Member] | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000176252 [Member] | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000176252 [Member] | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[1]
Capital Income Builder (Class 1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%
Capital Income Builder (Class 1) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%
Capital Income Builder (Class 1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Capital Income Builder (Class 1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
Capital Income Builder (Class 1) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Capital Income Builder (Class 1) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
Capital Income Builder (Class 1) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
Capital Income Builder (Class 1) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%
Capital Income Builder (Class 1) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Capital Income Builder (Class 1) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
Capital Income Builder (Class 1) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[1]
International Growth and Income Fund (class 4) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
International Growth and Income Fund (class 4) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.93%
International Growth and Income Fund (class 4) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.68%
International Growth and Income Fund (class 4) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
International Growth and Income Fund (class 4) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
International Growth and Income Fund (class 4) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.91%
International Growth and Income Fund (class 4) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund (class 4) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
International Growth and Income Fund (class 4) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund (class 4) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
International Growth and Income Fund (class 2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
International Growth and Income Fund (class 2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.93%
International Growth and Income Fund (class 2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.68%
International Growth and Income Fund (class 2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
International Growth and Income Fund (class 2) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
International Growth and Income Fund (class 2) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.91%
International Growth and Income Fund (class 2) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund (class 2) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
International Growth and Income Fund (class 2) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund (class 2) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
International Growth and Income Fund (class 1A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
International Growth and Income Fund (class 1A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.93%
International Growth and Income Fund (class 1A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.68%
International Growth and Income Fund (class 1A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
International Growth and Income Fund (class 1A) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
International Growth and Income Fund (class 1A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.91%
International Growth and Income Fund (class 1A) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund (class 1A) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
International Growth and Income Fund (class 1A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund (class 1A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
International Growth and Income Fund (class 1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.53%
International Growth and Income Fund (class 1) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.93%
International Growth and Income Fund (class 1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.68%
International Growth and Income Fund (class 1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
International Growth and Income Fund (class 1) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
International Growth and Income Fund (class 1) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.91%
International Growth and Income Fund (class 1) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
International Growth and Income Fund (class 1) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
International Growth and Income Fund (class 1) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
International Growth and Income Fund (class 1) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
Growth-Income Fund (Class 4) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Growth-Income Fund (Class 4) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.04%
Growth-Income Fund (Class 4) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Growth-Income Fund (Class 4) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.13%
Growth-Income Fund (Class 4) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.63%
Growth-Income Fund (Class 4) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Growth-Income Fund (Class 4) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Growth-Income Fund (Class 4) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
Growth-Income Fund (Class 4) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
Growth-Income Fund (Class 3) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Growth-Income Fund (Class 3) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.04%
Growth-Income Fund (Class 3) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Growth-Income Fund (Class 3) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.13%
Growth-Income Fund (Class 3) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.63%
Growth-Income Fund (Class 3) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Growth-Income Fund (Class 3) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Growth-Income Fund (Class 3) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
Growth-Income Fund (Class 3) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
Growth-Income Fund (Class 2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Growth-Income Fund (Class 2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.04%
Growth-Income Fund (Class 2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Growth-Income Fund (Class 2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.13%
Growth-Income Fund (Class 2) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.63%
Growth-Income Fund (Class 2) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Growth-Income Fund (Class 2) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Growth-Income Fund (Class 2) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
Growth-Income Fund (Class 2) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
Growth-Income Fund (Class 1A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Growth-Income Fund (Class 1A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.04%
Growth-Income Fund (Class 1A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Growth-Income Fund (Class 1A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.13%
Growth-Income Fund (Class 1A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.63%
Growth-Income Fund (Class 1A) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Growth-Income Fund (Class 1A) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Growth-Income Fund (Class 1A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
Growth-Income Fund (Class 1A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
American Funds IS 2030 Target Date Fund (Class 1) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
American Funds IS 2030 Target Date Fund (Class 1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.39%
American Funds IS 2030 Target Date Fund (Class 1) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.93%
American Funds IS 2030 Target Date Fund (Class 1) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.42%
American Funds IS 2030 Target Date Fund (Class 1) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
American Funds IS 2030 Target Date Fund (Class 1) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
American Funds IS 2030 Target Date Fund (Class 1) | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2035 Target Date Fund (Class 4) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
American Funds IS 2035 Target Date Fund (Class 4) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.14%
American Funds IS 2035 Target Date Fund (Class 4) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.84%
American Funds IS 2035 Target Date Fund (Class 4) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.16%
American Funds IS 2035 Target Date Fund (Class 4) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.08%
American Funds IS 2035 Target Date Fund (Class 4) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
American Funds IS 2035 Target Date Fund (Class 4) | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2035 Target Date Fund (Class 2) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
American Funds IS 2035 Target Date Fund (Class 2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.14%
American Funds IS 2035 Target Date Fund (Class 2) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.84%
American Funds IS 2035 Target Date Fund (Class 2) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.16%
American Funds IS 2035 Target Date Fund (Class 2) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.08%
American Funds IS 2035 Target Date Fund (Class 2) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
American Funds IS 2035 Target Date Fund (Class 2) | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2035 Target Date Fund (Class 1A) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
American Funds IS 2035 Target Date Fund (Class 1A) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.14%
American Funds IS 2035 Target Date Fund (Class 1A) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.84%
American Funds IS 2035 Target Date Fund (Class 1A) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.16%
American Funds IS 2035 Target Date Fund (Class 1A) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.08%
American Funds IS 2035 Target Date Fund (Class 1A) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
American Funds IS 2035 Target Date Fund (Class 1A) | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2035 Target Date Fund (Class 1) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
American Funds IS 2035 Target Date Fund (Class 1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.14%
American Funds IS 2035 Target Date Fund (Class 1) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.84%
American Funds IS 2035 Target Date Fund (Class 1) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.16%
American Funds IS 2035 Target Date Fund (Class 1) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.08%
American Funds IS 2035 Target Date Fund (Class 1) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
American Funds IS 2035 Target Date Fund (Class 1) | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2040 Target Date Fund (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2040 Target Date Fund (Class 4) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
American Funds IS 2040 Target Date Fund (Class 4) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.06%
American Funds IS 2040 Target Date Fund (Class 4) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.17%
American Funds IS 2040 Target Date Fund (Class 4) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
American Funds IS 2040 Target Date Fund (Class 4) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
American Funds IS 2040 Target Date Fund (Class 2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2040 Target Date Fund (Class 2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
American Funds IS 2040 Target Date Fund (Class 2) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.06%
American Funds IS 2040 Target Date Fund (Class 2) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.17%
American Funds IS 2040 Target Date Fund (Class 2) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
American Funds IS 2040 Target Date Fund (Class 2) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
American Funds IS 2040 Target Date Fund (Class 1A) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2040 Target Date Fund (Class 1A) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
American Funds IS 2040 Target Date Fund (Class 1A) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.06%
American Funds IS 2040 Target Date Fund (Class 1A) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.17%
American Funds IS 2040 Target Date Fund (Class 1A) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
American Funds IS 2040 Target Date Fund (Class 1A) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
American Funds IS 2040 Target Date Fund (Class 1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2040 Target Date Fund (Class 1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
American Funds IS 2040 Target Date Fund (Class 1) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.06%
American Funds IS 2040 Target Date Fund (Class 1) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.17%
American Funds IS 2040 Target Date Fund (Class 1) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
American Funds IS 2040 Target Date Fund (Class 1) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
American Funds IS 2045 Target Date Fund (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2045 Target Date Fund (Class 4) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds IS 2045 Target Date Fund (Class 4) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.69%
American Funds IS 2045 Target Date Fund (Class 4) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
American Funds IS 2045 Target Date Fund (Class 4) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.21%
American Funds IS 2045 Target Date Fund (Class 4) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
American Funds IS 2045 Target Date Fund (Class 2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2045 Target Date Fund (Class 2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds IS 2045 Target Date Fund (Class 2) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.69%
American Funds IS 2045 Target Date Fund (Class 2) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
American Funds IS 2045 Target Date Fund (Class 2) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.21%
American Funds IS 2045 Target Date Fund (Class 2) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
American Funds IS 2045 Target Date Fund (Class 1A) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2045 Target Date Fund (Class 1A) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds IS 2045 Target Date Fund (Class 1A) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.69%
American Funds IS 2045 Target Date Fund (Class 1A) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
American Funds IS 2045 Target Date Fund (Class 1A) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.21%
American Funds IS 2045 Target Date Fund (Class 1A) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
American Funds IS 2045 Target Date Fund (Class 1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2045 Target Date Fund (Class 1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds IS 2045 Target Date Fund (Class 1) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.69%
American Funds IS 2045 Target Date Fund (Class 1) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
American Funds IS 2045 Target Date Fund (Class 1) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.21%
American Funds IS 2045 Target Date Fund (Class 1) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
American Funds IS 2050 Target Date Fund (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2050 Target Date Fund (Class 4) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
American Funds IS 2050 Target Date Fund (Class 4) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.74%
American Funds IS 2050 Target Date Fund (Class 4) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
American Funds IS 2050 Target Date Fund (Class 4) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
American Funds IS 2050 Target Date Fund (Class 4) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds IS 2050 Target Date Fund (Class 2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2050 Target Date Fund (Class 2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
American Funds IS 2050 Target Date Fund (Class 2) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.74%
American Funds IS 2050 Target Date Fund (Class 2) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
American Funds IS 2050 Target Date Fund (Class 2) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
American Funds IS 2050 Target Date Fund (Class 2) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds® IS 2050 Target Date Fund (Class 1A) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2050 Target Date Fund (Class 1A) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
American Funds® IS 2050 Target Date Fund (Class 1A) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.74%
American Funds® IS 2050 Target Date Fund (Class 1A) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
American Funds® IS 2050 Target Date Fund (Class 1A) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
American Funds® IS 2050 Target Date Fund (Class 1A) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds® IS 2050 Target Date Fund (Class 1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2050 Target Date Fund (Class 1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
American Funds® IS 2050 Target Date Fund (Class 1) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.74%
American Funds® IS 2050 Target Date Fund (Class 1) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
American Funds® IS 2050 Target Date Fund (Class 1) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
American Funds® IS 2050 Target Date Fund (Class 1) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
American Funds® IS 2055 Target Date Fund (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2055 Target Date Fund (Class 4) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® IS 2055 Target Date Fund (Class 4) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® IS 2055 Target Date Fund (Class 4) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds® IS 2055 Target Date Fund (Class 4) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds IS 2055 Target Date Fund Class 2 | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2055 Target Date Fund Class 2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds IS 2055 Target Date Fund Class 2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds IS 2055 Target Date Fund Class 2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds IS 2055 Target Date Fund Class 2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® IS 2055 Target Date Fund Class 1A | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2055 Target Date Fund Class 1A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® IS 2055 Target Date Fund Class 1A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® IS 2055 Target Date Fund Class 1A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds® IS 2055 Target Date Fund Class 1A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® IS 2055 Target Date Fund Class 1 | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2055 Target Date Fund Class 1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® IS 2055 Target Date Fund Class 1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® IS 2055 Target Date Fund Class 1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds® IS 2055 Target Date Fund Class 1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds IS 2060 Target Date Fund (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2060 Target Date Fund (Class 4) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds IS 2060 Target Date Fund (Class 4) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds IS 2060 Target Date Fund (Class 4) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds IS 2060 Target Date Fund (Class 4) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds IS 2060 Target Date Fund (Class 2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2060 Target Date Fund (Class 2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds IS 2060 Target Date Fund (Class 2) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds IS 2060 Target Date Fund (Class 2) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds IS 2060 Target Date Fund (Class 2) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds IS 2060 Target Date Fund (Class 1A) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2060 Target Date Fund (Class 1A) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds IS 2060 Target Date Fund (Class 1A) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds IS 2060 Target Date Fund (Class 1A) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds IS 2060 Target Date Fund (Class 1A) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® IS 2060 Target Date Fund (Class 1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2060 Target Date Fund (Class 1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® IS 2060 Target Date Fund (Class 1) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds® IS 2060 Target Date Fund (Class 1) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds® IS 2060 Target Date Fund (Class 1) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds IS 2065 Target Date Fund (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2065 Target Date Fund (Class 4) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds IS 2065 Target Date Fund (Class 4) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds IS 2065 Target Date Fund (Class 4) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds IS 2065 Target Date Fund (Class 4) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds IS 2065 Target Date Fund (Class 2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2065 Target Date Fund (Class 2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds IS 2065 Target Date Fund (Class 2) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds IS 2065 Target Date Fund (Class 2) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds IS 2065 Target Date Fund (Class 2) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Target Date Fund Class 1A
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Target Date Fund Class 1A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Target Date Fund Class 1A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Target Date Fund Class 1A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Target Date Fund Class 1A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® IS 2065 Target Date Fund CLASS 1 | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2065 Target Date Fund CLASS 1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds® IS 2065 Target Date Fund CLASS 1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds® IS 2065 Target Date Fund CLASS 1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds® IS 2065 Target Date Fund CLASS 1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® IS 2070 Target Date Fund (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds® IS 2070 Target Date Fund (Class 4) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
American Funds® IS 2070 Target Date Fund (Class 4) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
American Funds® IS 2070 Target Date Fund (Class 4) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.62%
American Funds® IS 2070 Target Date Fund (Class 4) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
American Funds IS 2070 Target Date Fund Class 2 | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2070 Target Date Fund Class 2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
American Funds IS 2070 Target Date Fund Class 2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
American Funds IS 2070 Target Date Fund Class 2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.62%
American Funds IS 2070 Target Date Fund Class 2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
American Funds IS 2070 Target Date Fund Class 1A | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2070 Target Date Fund Class 1A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
American Funds IS 2070 Target Date Fund Class 1A | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
American Funds IS 2070 Target Date Fund Class 1A | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.62%
American Funds IS 2070 Target Date Fund Class 1A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
Growth-Income Fund (Class 1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Growth-Income Fund (Class 1) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.04%
Growth-Income Fund (Class 1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Growth-Income Fund (Class 1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.13%
Growth-Income Fund (Class 1) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.63%
Growth-Income Fund (Class 1) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Growth-Income Fund (Class 1) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Growth-Income Fund (Class 1) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
Growth-Income Fund (Class 1) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
Capital World Growth and Income Fund (Class 4) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.02%
Capital World Growth and Income Fund (Class 4) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.51%
Capital World Growth and Income Fund (Class 4) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
Capital World Growth and Income Fund (Class 4) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Capital World Growth and Income Fund (Class 4) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Capital World Growth and Income Fund (Class 4) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Capital World Growth and Income Fund (Class 4) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Capital World Growth and Income Fund (Class 4) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund (Class 4) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Capital World Growth and Income Fund (Class 4) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Capital World Growth and Income Fund (Class 4) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
Capital World Growth and Income Fund (Class 4) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
Capital World Growth and Income Fund (Class 4) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
Capital World Growth and Income Fund (Class 2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.02%
Capital World Growth and Income Fund (Class 2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.51%
Capital World Growth and Income Fund (Class 2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
Capital World Growth and Income Fund (Class 2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Capital World Growth and Income Fund (Class 2) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Capital World Growth and Income Fund (Class 2) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Capital World Growth and Income Fund (Class 2) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Capital World Growth and Income Fund (Class 2) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund (Class 2) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Capital World Growth and Income Fund (Class 2) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Capital World Growth and Income Fund (Class 2) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
Capital World Growth and Income Fund (Class 2) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
Capital World Growth and Income Fund (Class 2) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
Capital World Growth and Income Fund (class 1A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.02%
Capital World Growth and Income Fund (class 1A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.51%
Capital World Growth and Income Fund (class 1A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
Capital World Growth and Income Fund (class 1A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Capital World Growth and Income Fund (class 1A) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Capital World Growth and Income Fund (class 1A) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Capital World Growth and Income Fund (class 1A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Capital World Growth and Income Fund (class 1A) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund (class 1A) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Capital World Growth and Income Fund (class 1A) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Capital World Growth and Income Fund (class 1A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
Capital World Growth and Income Fund (class 1A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
Capital World Growth and Income Fund (class 1A) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
Capital World Growth and Income Fund (class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.02%
Capital World Growth and Income Fund (class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.51%
Capital World Growth and Income Fund (class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
Capital World Growth and Income Fund (class I) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Capital World Growth and Income Fund (class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Capital World Growth and Income Fund (class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Capital World Growth and Income Fund (class I) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Capital World Growth and Income Fund (class I) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund (class I) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Capital World Growth and Income Fund (class I) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Capital World Growth and Income Fund (class I) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
Capital World Growth and Income Fund (class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
Capital World Growth and Income Fund (class I) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
American Funds IS 2015 Target Date Fund (Class 1A)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund (Class 1A) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
American Funds IS 2015 Target Date Fund (Class 1A) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.54%
American Funds IS 2015 Target Date Fund (Class 1A) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
American Funds IS 2015 Target Date Fund (Class 1A) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
American Funds IS 2015 Target Date Fund (Class 1A) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.11%
American Funds IS 2015 Target Date Fund (Class 1A) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.91%
American Funds IS 2015 Target Date Fund (Class 1)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund (Class 1) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
American Funds IS 2015 Target Date Fund (Class 1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.54%
American Funds IS 2015 Target Date Fund (Class 1) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
American Funds IS 2015 Target Date Fund (Class 1) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
American Funds IS 2015 Target Date Fund (Class 1) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.11%
American Funds IS 2015 Target Date Fund (Class 1) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.91%
American Funds IS 2020 Target Date Fund (Class 4)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund (Class 4) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
American Funds IS 2020 Target Date Fund (Class 4) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.06%
American Funds IS 2020 Target Date Fund (Class 4) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
American Funds IS 2020 Target Date Fund (Class 4) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
American Funds IS 2020 Target Date Fund (Class 4) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
American Funds IS 2020 Target Date Fund (Class 4) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.53%
American Funds IS 2020 Target Date Fund (Class 2)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund (Class 2) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
American Funds IS 2020 Target Date Fund (Class 2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.06%
American Funds IS 2020 Target Date Fund (Class 2) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
American Funds IS 2020 Target Date Fund (Class 2) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
American Funds IS 2020 Target Date Fund (Class 2) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
American Funds IS 2020 Target Date Fund (Class 2) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.53%
American Funds IS 2020 Target Date Fund (Class 1A)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund (Class 1A) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
American Funds IS 2020 Target Date Fund (Class 1A) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.06%
American Funds IS 2020 Target Date Fund (Class 1A) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
American Funds IS 2020 Target Date Fund (Class 1A) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
American Funds IS 2020 Target Date Fund (Class 1A) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
American Funds IS 2020 Target Date Fund (Class 1A) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.53%
American Funds IS 2020 Target Date Fund (Class 1)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund (Class 1) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
American Funds IS 2020 Target Date Fund (Class 1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.06%
American Funds IS 2020 Target Date Fund (Class 1) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
American Funds IS 2020 Target Date Fund (Class 1) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
American Funds IS 2020 Target Date Fund (Class 1) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
American Funds IS 2020 Target Date Fund (Class 1) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.53%
American Funds IS 2025 Target Date Fund (Class 4)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2025 Target Date Fund (Class 4) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
American Funds IS 2025 Target Date Fund (Class 4) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.86%
American Funds IS 2025 Target Date Fund (Class 4) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.34%
American Funds IS 2025 Target Date Fund (Class 4) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
American Funds IS 2025 Target Date Fund (Class 4) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.17%
American Funds IS 2025 Target Date Fund (Class 4) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.49%
American Funds IS 2025 Target Date Fund (Class 2)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2025 Target Date Fund (Class 2) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
American Funds IS 2025 Target Date Fund (Class 2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.86%
American Funds IS 2025 Target Date Fund (Class 2) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.34%
American Funds IS 2025 Target Date Fund (Class 2) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
American Funds IS 2025 Target Date Fund (Class 2) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.17%
American Funds IS 2025 Target Date Fund (Class 2) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.49%
American Funds IS 2025 Target Date Fund (Class 1A)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2025 Target Date Fund (Class 1A) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
American Funds IS 2025 Target Date Fund (Class 1A) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.86%
American Funds IS 2025 Target Date Fund (Class 1A) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.34%
American Funds IS 2025 Target Date Fund (Class 1A) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
American Funds IS 2025 Target Date Fund (Class 1A) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.17%
American Funds IS 2025 Target Date Fund (Class 1A) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.49%
American Funds IS 2025 Target Date Fund (Class 1)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2025 Target Date Fund (Class 1) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
American Funds IS 2025 Target Date Fund (Class 1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.86%
American Funds IS 2025 Target Date Fund (Class 1) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.34%
American Funds IS 2025 Target Date Fund (Class 1) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
American Funds IS 2025 Target Date Fund (Class 1) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.17%
American Funds IS 2025 Target Date Fund (Class 1) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.49%
American Funds IS 2030 Target Date Fund (Class 4) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
American Funds IS 2030 Target Date Fund (Class 4) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.39%
American Funds IS 2030 Target Date Fund (Class 4) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.93%
American Funds IS 2030 Target Date Fund (Class 4) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.42%
American Funds IS 2030 Target Date Fund (Class 4) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
American Funds IS 2030 Target Date Fund (Class 4) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
American Funds IS 2030 Target Date Fund (Class 4) | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2030 Target Date Fund (Class 2) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
American Funds IS 2030 Target Date Fund (Class 2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.39%
American Funds IS 2030 Target Date Fund (Class 2) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.93%
American Funds IS 2030 Target Date Fund (Class 2) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.42%
American Funds IS 2030 Target Date Fund (Class 2) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
American Funds IS 2030 Target Date Fund (Class 2) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
American Funds IS 2030 Target Date Fund (Class 2) | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2030 Target Date Fund (Class 1A) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
American Funds IS 2030 Target Date Fund (Class 1A) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.39%
American Funds IS 2030 Target Date Fund (Class 1A) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.93%
American Funds IS 2030 Target Date Fund (Class 1A) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.42%
American Funds IS 2030 Target Date Fund (Class 1A) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
American Funds IS 2030 Target Date Fund (Class 1A) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
American Funds IS 2030 Target Date Fund (Class 1A) | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2070 Target Date Fund Class 1 | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds IS 2070 Target Date Fund Class 1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
American Funds IS 2070 Target Date Fund Class 1 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
American Funds IS 2070 Target Date Fund Class 1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.62%
American Funds IS 2070 Target Date Fund Class 1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
Portfolio Series - American Funds Managed Risk Global Allocation Portfolio Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Portfolio Series - American Funds Managed Risk Global Allocation Portfolio Class P2 | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[1]
Portfolio Series - American Funds Managed Risk Global Allocation Portfolio Class P2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.01%
Portfolio Series - American Funds Managed Risk Global Allocation Portfolio Class P2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%
Portfolio Series - American Funds Managed Risk Global Allocation Portfolio Class P2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.03%
Portfolio Series - American Funds Managed Risk Global Allocation Portfolio Class P2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.01%
Portfolio Series - American Funds Managed Risk Global Allocation Portfolio Class P2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Portfolio Series - American Funds Managed Risk Global Allocation Portfolio Class P2 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
Portfolio Series - American Funds Managed Risk Growth and Income Portfolio Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Portfolio Series - American Funds Managed Risk Growth and Income Portfolio Class P2 | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%	[1]
Portfolio Series - American Funds Managed Risk Growth and Income Portfolio Class P2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
Portfolio Series - American Funds Managed Risk Growth and Income Portfolio Class P2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.96%
Portfolio Series - American Funds Managed Risk Growth and Income Portfolio Class P2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Portfolio Series - American Funds Managed Risk Growth and Income Portfolio Class P2 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
Portfolio Series - American Funds Managed Risk Growth and Income Portfolio Class P2 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Portfolio Series - American Funds Managed Risk Growth Portfolio Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Portfolio Series - American Funds Managed Risk Growth Portfolio Class P2 | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%	[1]
Portfolio Series - American Funds Managed Risk Growth Portfolio Class P2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.99%
Portfolio Series - American Funds Managed Risk Growth Portfolio Class P2 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.98%
Portfolio Series - American Funds Managed Risk Growth Portfolio Class P2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.98%
Portfolio Series - American Funds Growth and Income Portfolio Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Portfolio Series - American Funds Growth and Income Portfolio Class 4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
Portfolio Series - American Funds Growth and Income Portfolio Class 4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Portfolio Series - American Funds Growth and Income Portfolio Class 4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.06%
Portfolio Series - American Funds Growth and Income Portfolio Class 4 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.03%
Portfolio Series - American Funds Growth and Income Portfolio Class 4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Portfolio Series - American Funds Growth and Income Portfolio Class 4 | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Portfolio Series - American Funds Growth and Income Portfolio Class 4 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Portfolio Series - American Funds Global Growth Portfolio Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Portfolio Series - American Funds Global Growth Portfolio Class 4 | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
Portfolio Series - American Funds Global Growth Portfolio Class 4 | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
Portfolio Series - American Funds Global Growth Portfolio Class 4 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.04%
Managed Risk Asset Allocation Fund Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Managed Risk Asset Allocation Fund Class P2 | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[1]
Managed Risk Asset Allocation Fund Class P2 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.27%
Managed Risk Asset Allocation Fund Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Managed Risk Asset Allocation Fund Class P1 | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[1]
Managed Risk Asset Allocation Fund Class P1 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.27%
Managed Risk Growth-Income Fund (Class P2) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Managed Risk Growth-Income Fund (Class P2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[1]
Managed Risk Growth-Income Fund (Class P2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Managed Risk Growth-Income Fund (Class P2) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
Managed Risk Growth-Income Fund (Class P1) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Managed Risk Growth-Income Fund (Class P1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[1]
Managed Risk Growth-Income Fund (Class P1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Managed Risk Growth-Income Fund (Class P1) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
Managed Risk Washington Mutual Investors Fund (Class P2) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Managed Risk Washington Mutual Investors Fund (Class P2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
Managed Risk Washington Mutual Investors Fund (Class P2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Managed Risk Washington Mutual Investors Fund (Class P2) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.96%
Managed Risk Washington Mutual Investors Fund (Class P1) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Managed Risk Washington Mutual Investors Fund (Class P1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
Managed Risk Washington Mutual Investors Fund (Class P1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Managed Risk Washington Mutual Investors Fund (Class P1) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.96%
Managed Risk International Fund (Class P2) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
Managed Risk International Fund (Class P2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%	[1]
Managed Risk International Fund (Class P2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%
Managed Risk International Fund (Class P2) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.37%
Managed Risk International Fund (Class P1) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
Managed Risk International Fund (Class P1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%	[1]
Managed Risk International Fund (Class P1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%
Managed Risk International Fund (Class P1) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.37%
Managed Risk Growth Fund (Class P2) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Managed Risk Growth Fund (Class P2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[1]
Managed Risk Growth Fund (Class P2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Managed Risk Growth Fund (Class P2) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.99%
Managed Risk Growth Fund (Class P1) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Managed Risk Growth Fund (Class P1) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[1]
Managed Risk Growth Fund (Class P1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Managed Risk Growth Fund (Class P1) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.99%
U.S. Government Securities Fund (Class 4) | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.12%
U.S. Government Securities Fund (Class 4) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.36%
U.S. Government Securities Fund (Class 4) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
U.S. Government Securities Fund (Class 4) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
U.S. Government Securities Fund (Class 4) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
U.S. Government Securities Fund (Class 3) | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.12%
U.S. Government Securities Fund (Class 3) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.36%
U.S. Government Securities Fund (Class 3) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
U.S. Government Securities Fund (Class 3) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
U.S. Government Securities Fund (Class 3) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
U.S. Government Securities Fund (Class 2) | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.12%
U.S. Government Securities Fund (Class 2) | US Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.36%
U.S. Government Securities Fund (Class 2) | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
U.S. Government Securities Fund (Class 2) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
U.S. Government Securities Fund (Class 2) | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Washington Mutual Investors Fund (Class 4) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.48%
Washington Mutual Investors Fund (Class 4) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.86%
Washington Mutual Investors Fund (Class 4) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.59%
Washington Mutual Investors Fund (Class 4) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
Washington Mutual Investors Fund (Class 4) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
Washington Mutual Investors Fund (Class 4) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
Washington Mutual Investors Fund (Class 4) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Washington Mutual Investors Fund (Class 4) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Washington Mutual Investors Fund (Class 4) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
Washington Mutual Investors Fund (Class 4) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
Washington Mutual Investors Fund (Class 2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.48%
Washington Mutual Investors Fund (Class 2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.86%
Washington Mutual Investors Fund (Class 2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.59%
Washington Mutual Investors Fund (Class 2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
Washington Mutual Investors Fund (Class 2) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
Washington Mutual Investors Fund (Class 2) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
Washington Mutual Investors Fund (Class 2) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Washington Mutual Investors Fund (Class 2) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Washington Mutual Investors Fund (Class 2) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
Washington Mutual Investors Fund (Class 2) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
Washington Mutual Investors Fund (Class 1A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.48%
Washington Mutual Investors Fund (Class 1A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.86%
Washington Mutual Investors Fund (Class 1A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.59%
Washington Mutual Investors Fund (Class 1A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
Washington Mutual Investors Fund (Class 1A) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
Washington Mutual Investors Fund (Class 1A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
Washington Mutual Investors Fund (Class 1A) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Washington Mutual Investors Fund (Class 1A) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Washington Mutual Investors Fund (Class 1A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
Washington Mutual Investors Fund (Class 1A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
C000023924 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.48%
C000023924 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.86%
C000023924 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.59%
C000023924 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
C000023924 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
C000023924 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000023924 [Member] | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000023924 [Member] | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000023924 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000023924 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
New World Fund (Class 4) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.78%
New World Fund (Class 4) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.46%
New World Fund (Class 4) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
New World Fund (Class 4) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.95%
New World Fund (Class 4) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
New World Fund (Class 4) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
New World Fund (Class 4) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
New World Fund (Class 4) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
New World Fund (Class 4) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[1]
New World Fund (Class 4) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
New World Fund (Class 4) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
New World Fund (Class 4) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
New World Fund (Class 2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.78%
New World Fund (Class 2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.46%
New World Fund (Class 2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
New World Fund (Class 2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.95%
New World Fund (Class 2) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
New World Fund (Class 2) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
New World Fund (Class 2) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
New World Fund (Class 2) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
New World Fund (Class 2) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[1]
New World Fund (Class 2) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
New World Fund (Class 2) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
New World Fund (Class 2) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
New World Fund (Class 1A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.78%
New World Fund (Class 1A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.46%
New World Fund (Class 1A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
New World Fund (Class 1A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.95%
New World Fund (Class 1A) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
New World Fund (Class 1A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
New World Fund (Class 1A) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
New World Fund (Class 1A) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
New World Fund (Class 1A) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[1]
New World Fund (Class 1A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
New World Fund (Class 1A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
New World Fund (Class 1A) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
New World Fund (Class 1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.78%
New World Fund (Class 1) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.46%
New World Fund (Class 1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
New World Fund (Class 1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.95%
New World Fund (Class 1) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
New World Fund (Class 1) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
New World Fund (Class 1) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
New World Fund (Class 1) | Bonds, notes and other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
New World Fund (Class 1) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[1]
New World Fund (Class 1) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
New World Fund (Class 1) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
New World Fund (Class 1) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
International Fund (Class 4) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%
International Fund (Class 4) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
International Fund (Class 4) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
International Fund (Class 4) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.53%
International Fund (Class 4) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
International Fund (Class 4) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
International Fund (Class 4) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
International Fund (Class 4) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
International Fund (Class 4) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
International Fund (Class 4) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
International Fund (Class 4) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.07%
International Fund (Class 3) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%
International Fund (Class 3) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
International Fund (Class 3) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
International Fund (Class 3) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.53%
International Fund (Class 3) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
International Fund (Class 3) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
International Fund (Class 3) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
International Fund (Class 3) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
International Fund (Class 3) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
International Fund (Class 3) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
International Fund (Class 3) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.07%
International Fund (Class 2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%
International Fund (Class 2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
International Fund (Class 2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
International Fund (Class 2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.53%
International Fund (Class 2) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
International Fund (Class 2) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
International Fund (Class 2) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
International Fund (Class 2) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
International Fund (Class 2) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
International Fund (Class 2) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
International Fund (Class 2) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.07%
International Fund (Class 1A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%
International Fund (Class 1A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
International Fund (Class 1A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
International Fund (Class 1A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.53%
International Fund (Class 1A) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
International Fund (Class 1A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
International Fund (Class 1A) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
International Fund (Class 1A) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
International Fund (Class 1A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
International Fund (Class 1A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
International Fund (Class 1A) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.07%
International Fund (Class 1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%
International Fund (Class 1) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
International Fund (Class 1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
International Fund (Class 1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.53%
International Fund (Class 1) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
International Fund (Class 1) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
International Fund (Class 1) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
International Fund (Class 1) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
International Fund (Class 1) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
International Fund (Class 1) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
International Fund (Class 1) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.07%
Growth Fund (Class 4) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Growth Fund (Class 4) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.92%
Growth Fund (Class 4) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%
Growth Fund (Class 4) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.92%
Growth Fund (Class 4) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
Growth Fund (Class 4) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Growth Fund (Class 4) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Growth Fund (Class 4) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.21%
Growth Fund (Class 4) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.84%
Growth Fund (Class 3) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Growth Fund (Class 3) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.92%
Growth Fund (Class 3) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%
Growth Fund (Class 3) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.92%
Growth Fund (Class 3) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
Growth Fund (Class 3) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Growth Fund (Class 3) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Growth Fund (Class 3) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.21%
Growth Fund (Class 3) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.84%
Growth Fund (Class 2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Growth Fund (Class 2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.92%
Growth Fund (Class 2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%
Growth Fund (Class 2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.92%
Growth Fund (Class 2) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
Growth Fund (Class 2) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Growth Fund (Class 2) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Growth Fund (Class 2) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.21%
Growth Fund (Class 2) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.84%
Growth Fund (Class 1A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Growth Fund (Class 1A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.92%
Growth Fund (Class 1A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%
Growth Fund (Class 1A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.92%
Growth Fund (Class 1A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
Growth Fund (Class 1A) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Growth Fund (Class 1A) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Growth Fund (Class 1A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.21%
Growth Fund (Class 1A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.84%
Growth Fund (Class 1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Growth Fund (Class 1) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.92%
Growth Fund (Class 1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%
Growth Fund (Class 1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.92%
Growth Fund (Class 1) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
Growth Fund (Class 1) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Growth Fund (Class 1) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Growth Fund (Class 1) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.21%
Growth Fund (Class 1) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.84%
Global Small Capitalization Fund (Class 4) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Global Small Capitalization Fund (Class 4) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
Global Small Capitalization Fund (Class 4) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%
Global Small Capitalization Fund (Class 4) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.37%
Global Small Capitalization Fund (Class 4) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
Global Small Capitalization Fund (Class 4) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Global Small Capitalization Fund (Class 4) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Global Small Capitalization Fund (Class 4) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.21%
Global Small Capitalization Fund (Class 2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Global Small Capitalization Fund (Class 2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
Global Small Capitalization Fund (Class 2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%
Global Small Capitalization Fund (Class 2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.37%
Global Small Capitalization Fund (Class 2) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
Global Small Capitalization Fund (Class 2) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Global Small Capitalization Fund (Class 2) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Global Small Capitalization Fund (Class 2) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.21%
Global Small Capitalization Fund (Class 1A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Global Small Capitalization Fund (Class 1A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
Global Small Capitalization Fund (Class 1A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%
Global Small Capitalization Fund (Class 1A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.37%
Global Small Capitalization Fund (Class 1A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
Global Small Capitalization Fund (Class 1A) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Global Small Capitalization Fund (Class 1A) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Global Small Capitalization Fund (Class 1A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.21%
Global Small Capitalization Fund (Class 1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Global Small Capitalization Fund (Class 1) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
Global Small Capitalization Fund (Class 1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.74%
Global Small Capitalization Fund (Class 1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.37%
Global Small Capitalization Fund (Class 1) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.72%
Global Small Capitalization Fund (Class 1) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Global Small Capitalization Fund (Class 1) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Global Small Capitalization Fund (Class 1) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.21%
Global Growth Fund (Class 4) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.78%
Global Growth Fund (Class 4) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.32%
Global Growth Fund (Class 4) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
Global Growth Fund (Class 4) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.56%
Global Growth Fund (Class 4) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
Global Growth Fund (Class 4) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Global Growth Fund (Class 4) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Global Growth Fund (Class 4) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Global Growth Fund (Class 4) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Global Growth Fund (Class 2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.78%
Global Growth Fund (Class 2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.32%
Global Growth Fund (Class 2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
Global Growth Fund (Class 2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.56%
Global Growth Fund (Class 2) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
Global Growth Fund (Class 2) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Global Growth Fund (Class 2) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Global Growth Fund (Class 2) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Global Growth Fund (Class 2) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
American Funds IS 2010 Target Date Fund (Class 1A)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund (Class 1A) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2010 Target Date Fund (Class 1A) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.09%
American Funds IS 2010 Target Date Fund (Class 1A) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.41%
American Funds IS 2010 Target Date Fund (Class 1A) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
American Funds IS 2010 Target Date Fund (Class 1A) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.38%
American Funds IS 2010 Target Date Fund (Class 1)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund (Class 1) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2010 Target Date Fund (Class 1) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.09%
American Funds IS 2010 Target Date Fund (Class 1) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.41%
American Funds IS 2010 Target Date Fund (Class 1) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
American Funds IS 2010 Target Date Fund (Class 1) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.38%
American Funds IS 2015 Target Date Fund (Class 4)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund (Class 4) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
American Funds IS 2015 Target Date Fund (Class 4) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.54%
American Funds IS 2015 Target Date Fund (Class 4) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
American Funds IS 2015 Target Date Fund (Class 4) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
American Funds IS 2015 Target Date Fund (Class 4) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.11%
American Funds IS 2015 Target Date Fund (Class 4) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.91%
American Funds IS 2015 Target Date Fund (Class 2)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund (Class 2) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
American Funds IS 2015 Target Date Fund (Class 2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.54%
American Funds IS 2015 Target Date Fund (Class 2) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
American Funds IS 2015 Target Date Fund (Class 2) | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
American Funds IS 2015 Target Date Fund (Class 2) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.11%
American Funds IS 2015 Target Date Fund (Class 2) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.91%
American Funds IS 2010 Target Date Fund (Class 4)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund (Class 4) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2010 Target Date Fund (Class 4) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.09%
American Funds IS 2010 Target Date Fund (Class 4) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.41%
American Funds IS 2010 Target Date Fund (Class 4) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
American Funds IS 2010 Target Date Fund (Class 4) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.38%
American Funds IS 2010 Target Date Fund (Class 2)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund (Class 2) | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2010 Target Date Fund (Class 2) | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.09%
American Funds IS 2010 Target Date Fund (Class 2) | Growth And Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.41%
American Funds IS 2010 Target Date Fund (Class 2) | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
American Funds IS 2010 Target Date Fund (Class 2) | Equity Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.38%
Global Growth Fund (Class 1A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.78%
Global Growth Fund (Class 1A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.32%
Global Growth Fund (Class 1A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
Global Growth Fund (Class 1A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.56%
Global Growth Fund (Class 1A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
Global Growth Fund (Class 1A) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Global Growth Fund (Class 1A) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Global Growth Fund (Class 1A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Global Growth Fund (Class 1A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Global Growth Fund (Class 1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.78%
Global Growth Fund (Class 1) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.32%
Global Growth Fund (Class 1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
Global Growth Fund (Class 1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.56%
Global Growth Fund (Class 1) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
Global Growth Fund (Class 1) | Other Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Global Growth Fund (Class 1) | Short Term Securities And Other Assets Less Liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Global Growth Fund (Class 1) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Global Growth Fund (Class 1) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%

[1]	Includes derivatives.
[2]	Less than 0.01%.